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		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
	 Management Investment Company
-------------------------------------------------------------
Investment Company Act file number: 811-05807
-------------------------------------------------------------
	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)
-------------------------------------------------------------
           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)
-------------------------------------------------------------
Registrant's telephone number, including area code:
		 (877) 275-6242

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005



Item 1. Schedule of Investments

NAIC Growth Fund, Inc.
Portfolio of Investments - September 30, 2005 (unaudited)

%  Common Stock       Shares       Cost      Market

4.3	Auto Replacement

O'Reilly Auto*        40,000    $242,606    $1,127,200
					    --------
					    $1,127,200

12.8   Banking

JP Morgan Chase       15,000     396,347     508,950
Citigroup             22,000     368,636   1,001,440
Comerica, Inc.        10,000     404,669     589,000
Huntington Banc.      25,000     238,023     561,750
Synovus Financial     27,000     317,651     748,440
					     -------
					   3,409,580

2.8     Building Products

Johnson Controls      12,000      96,895     744,600
                                             -------
                                             744,600

3.4     Chemicals

RPM                   25,000     287,099     460,000
Sigma Aldrich          7,000     213,318     448,420
					     -------
					     908,420

3.2     Consumer Products

Colgate-Palmolive     16,000     469,850     844,640
  				             -------
					     844,640

3.1     Electrical Equipment

General Electric      24,000     441,341     808,080
					     -------
					     808,080

1.3     Electronics

Diebold               10,000     269,187     344,600
					     -------
				             344,600
10.0    Ethical Drugs

Abbott Laboratories   17,000     734,982     720,800
Johnson & Johnson     15,000     614,274     949,200
Merck & Co., Inc.     10,000     359,350     272,100
Pfizer, Inc.          28,000     606,755     699,160
					     -------
					   2,641,260
6.4    Financial Services

CIT Group	      10,000	 392,785     451,800
State Street Boston   16,000     436,700     782,720
Washington Mutual     12,000	 488,800     470,640
					     -------
					   1,705,160

6.4     Food

ConAgra               18,000     351,815     445,500
Heinz, H.J.           16,000     532,050     584,640
McCormick & Co        20,000     223,975     652,600
					     -------
					   1,682,740

2.4     Food Wholesale

Sysco Corp.           20,000     142,750     627,400
					     -------
					     627,400

10.3     Hospital Supplies

Biomet Corp.          17,000     166,709     590,070
Medtronic	      14,000     704,829     750,680
PolyMedica            12,000     346,237     419,280
Stryker Corp.         20,000      95,500     988,600
					     -------
				           2,748,630

2.8     Industrial Services

Donaldson Co.         24,000     162,563     732,720
					     -------
					     732,720

1.3	Information Technology

Jack Henry &
 Associates	      18,000 	 327,009     349,200
                                             -------
                                             349,200

3.4     Insurance

AFLAC, Inc.           20,000     143,906     906,000
					     -------
					     906,000

2.7     Machinery

Emerson Electric      10,000     335,278     718,000
					     -------
					     718,000

9.4     Multi Industry

Carlisle              11,000     495,674     699,270
Pentair               18,000     280,288     657,000
Teleflex              16,000     545,607   1,128,000
					     -------
					   2,484,270

2.4     Office Supplies

Avery Dennison        12,000     666,064     628,680
					     -------
				             628,680

2.1     Realty Trust

First Industrial
 Realty Trust         14,000     394,962     560,700
					     -------
					     560,700

2.6	Restaurant

Wendy's		      15,000     579,762     677,250
                                             -------
					     677,250

3.6     Soft Drinks

PepsiCo		      17,000     433,218     964,070
					     -------
					     964,070




96.7% Investment
        Securities           $14,307,464 $25,613,200
-------------------------------------------------------
   Short-term Investments

 2.3  United States Treasury Bills,
       Maturing 10/27/2005
       Interest rate: 2.5%                  $598,279

 1.3 Misc. Cash Equivalents                  353,942
-------------------------------------------------------
 3.6%                                       $952,221

Total Investments                        $26,565,421

(0.3) All other assets less liabilities     (83,382)
-------------------------------------------------------
100%  TOTAL NET ASSETS                   $26,482,039

* non-income producing securities

footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2005:

Gross Unrealized Appreciation	$11,462,711
Gross Unrealized Depreciation	   (156,975)
  				------------
  Net Unrealized Appreciation	$11,305,736
				------------

Federal Income Tax Cost		$14,307,464


ITEM 2. CONTROLS AND PROCEDURES.

     (i) As of October 17, 2005, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President (Principal Executive Officer) and Accountant (person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files on Form N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal Executive Officer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 9 months ending September 30, 2005 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. Exhibits

(A) Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

(B) Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: October 17, 2005

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: October 17, 2005